Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balance at Jun. 09, 2025
Balance, shares at Jun. 09, 2025
Treasury Stock, Balance shares at Jun. 09, 2025
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement, shares			10,000,000
Net profit (loss)									24,618,000		24,618,000
Issuance of preferred units	$ 451,702,000										451,702,000
Issuance of preferred units, shares	50,800,000
Issuance of preferred units, related party	$ 8,500,000										8,500,000
Issuance of preferred units, related party, shares	850,000
Balance at Jun. 30, 2025	$ 460,202,000								24,618,000		484,820,000
Balance, shares at Jun. 30, 2025	51,650,000		10,000,000
Treasury Stock, Balance shares at Jun. 30, 2025
Balance at Jun. 16, 2025
Balance, shares at Jun. 16, 2025
Treasury Stock, Balance shares at Jun. 16, 2025
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement			$ 10,000				(10,000)
Issuance of common units pursuant to the Investment Consulting and Marketing Services Agreement, shares			10,000,000
Sale of preferred units, net of equity issuance costs, as recasted			$ 63,500				487,443,979				487,507,479
Sale of preferred units, net of equity issuance costs, as recasted, shares			63,500,000
Sale of preferred units, net of equity of issuance costs, related party, as recasted			$ 1,063				8,156,050				8,157,113
Sale of preferred units, net of equity issuance costs, as recasted, shares			1,062,500
Issuance of stock upon consummation of the Business Combination			$ 10,604				12,180,067				12,190,671
Issuance of stock upon consummation of the Business Combination, shares			10,604,104
Conversion of preferred units to common stock at carrying amount							(56,298,500)				(56,298,500)
Stock-based compensation							442,043				442,043
Purchase of treasury stock					$ (2,846,627)						(2,846,627)
Purchase of treasury stock, shares					(839,396)
Net profit (loss)									(28,975,504)		(28,975,504)
Balance at Dec. 31, 2025			$ 85,000	$ 85,167	$ (2,847,000)	$ (2,846,627)	451,914,000	$ 451,913,639	(28,976,000)	$ (28,975,504)	$ 420,176,000	$ 420,176,675
Balance, shares at Dec. 31, 2025			85,166,604
Treasury Stock, Balance shares at Dec. 31, 2025					(839,396)						839,396
Purchase of treasury stock					$ (12,753,000)						$ (12,753,000)
Purchase of treasury stock, shares					(5,238,030)
Net profit (loss)									(172,806,000)		(172,806,000)
Stock-based compensation							7,263,000				7,263,000
Issuance of common stock upon settlement of RSU, net of tax			$ 1,000				(1,012,000)				(1,011,000)
Issuance of common stock upon settlement of RSU, net of tax, shares			1,068,357
Shares issued on acquisition of Silvia			$ 8,000				21,917,000				21,925,000
Shares issued on acquisition of Silvia, shares			8,416,951
Balance at Jun. 30, 2026			$ 94,000		$ (15,600,000)		480,082,000		(201,782,000)		$ 262,794,000
Balance, shares at Jun. 30, 2026			94,651,912
Treasury Stock, Balance shares at Jun. 30, 2026					(6,077,426)						6,077,426
Balance at Mar. 31, 2026			$ 85,000		$ (10,845,000)		454,443,000		(136,735,000)		$ 306,948,000
Balance, shares at Mar. 31, 2026			85,563,025
Treasury Stock, Balance shares at Mar. 31, 2026					(3,506,452)
Purchase of treasury stock					$ (4,755,000)						(4,755,000)
Purchase of treasury stock, shares					(2,570,974)
Net profit (loss)									(65,047,000)		(65,047,000)
Stock-based compensation							3,723,000				3,723,000
Stock-based compensation, shares
Issuance of common stock upon settlement of RSU, net of tax			$ 1,000				(1,000)
Issuance of common stock upon settlement of RSU, net of tax, shares			671,936
Shares issued on acquisition of Silvia			$ 8,000				21,917,000				21,925,000
Shares issued on acquisition of Silvia, shares			8,416,951
Balance at Jun. 30, 2026			$ 94,000		$ (15,600,000)		$ 480,082,000		$ (201,782,000)		$ 262,794,000
Balance, shares at Jun. 30, 2026			94,651,912
Treasury Stock, Balance shares at Jun. 30, 2026					(6,077,426)						6,077,426